ORGANIZATION AND BASIS OF PRESENTATION - Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,184,430			$ 163,340	¥ 1,454,645
Short-term investments	3,574			493	3,559
Prepayments and other current assets	59,402			8,192	37,551
Total current assets	1,247,406			172,025	1,495,755
Property, equipment and software	106,698			14,714	123,126
Operating lease, right-of-use assets	12,896			1,778	21,546
Other non-current assets	10,886			1,501	15,849
TOTAL ASSETS	1,377,886			190,018	1,656,276
Current liabilities:
Amounts due to related parties	2,760			381	4,662
Short-term borrowings	90,000			12,412	104,600
Operating lease liabilities, current	12,472			1,720	17,545
Current portion of long-term borrowings	13,004			1,793	7,844
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs without recourse to the Company of RMB41,425 and RMB24,654 as of December 31, 2022 and June 30, 2023, respectively)	75,580			10,422	85,991
Total current liabilities	193,816			26,728	220,642
Long-term borrowings	39,958			5,510	46,505
Operating lease liabilities, non-current	2,542			351	6,485
TOTAL LIABILITIES	241,167			33,258	280,511
Net loss	(298,662)	$ (41,187)	¥ (304,888)
Net cash used in operating activities	(281,808)	(38,864)	(204,710)
Net cash used in investing activities	(7,117)	(981)	(193,181)
Net cash generated from/(used in) financing activities	(16,000)	(2,206)	31,808
Variable Interest Entities And Its Subsidiaries
Current assets:
Cash and cash equivalents	88,872			12,256	110,479
Short-term investments	3,574			493	3,559
Amounts due from Group companies	93,705			12,923	93,705
Prepayments and other current assets	26,042			3,591	20,675
Total current assets	212,193			29,263	228,418
Property, equipment and software	39,258			5,414	44,742
Operating lease, right-of-use assets	5,801			800	7,911
Other non-current assets	4,349			600	2,746
TOTAL ASSETS	261,601			36,077	283,817
Current liabilities:
Amounts due to related parties	776,470			107,080	676,174
Short-term borrowings	90,000			12,412	104,600
Operating lease liabilities, current	3,259			449	4,998
Current portion of long-term borrowings	13,004			1,793	7,844
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs without recourse to the Company of RMB41,425 and RMB24,654 as of December 31, 2022 and June 30, 2023, respectively)	24,654			3,401	41,425
Total current liabilities	907,387			125,135	835,041
Long-term borrowings	39,958			5,510	46,505
Amounts due to Group companies	59,500			8,205	59,500
Operating lease liabilities, non-current	2,542			351	4,436
TOTAL LIABILITIES	1,009,387			$ 139,201	¥ 945,482
Net loss	(86,121)	(11,876)	(134,070)
Net cash used in operating activities	(2,104)	(290)	(68,293)
Net cash used in investing activities	(3,516)	(485)	(4,847)
Net cash generated from/(used in) financing activities	¥ (15,987)	$ (2,204)	¥ 83,988